Personnel expenses	12 Months Ended
Dec. 31, 2023
Personnel expenses
Personnel expenses
21.	Personnel expenses

The personnel expenses mentioned in notes 19 and 20 above are as follows:

	Year Ended
	December 31,
(in thousands of $)	2023	2022	2021
Short‑term employee benefits—Salaries	$266,482	$216,847	$135,676
Short‑term employee benefits—Social Security	19,231	16,274	12,785
Post‑employment benefits	7,758	5,406	2,864
Termination benefits	1,089	401	818
Share‑based payment	226,830	151,912	167,965
Employer social security contributions stock options	7,987	5,910	5,002
Total personnel expenses	$529,377	$396,750	$325,110

The post-employment benefits relate to the pension plans the Company has in place for its employees.

The average number of full-time equivalents (FTE) employees by function is presented below:

	Year Ended
	December 31,
Average Number of FTE	2023	2022	2021
Research and development	607.3	474.8	349.7
Selling, general and administrative	681.2	442.4	264.4
	1,288.5	917.2	614.1